Convertible Notes - Schedule of Convertible Notes and Debt Discounts (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Less current portion	$ (2,230)	$ 0
Dow Notes [Member]
Debt Instrument [Line Items]
Long term debt		2,340
Union Carbide Notes [Member]
Debt Instrument [Line Items]
Long term debt		1,560
Convertible Debt [Member]
Debt Instrument [Line Items]
Unamortized debt discount		(168)	$ (359)
Total		4,636	2,559
Less current portion			(2,378)
Long term debt, Non-current			181
Convertible Debt [Member] | Dow Notes [Member]
Debt Instrument [Line Items]
Long term debt		2,340	1,620
Convertible Debt [Member] | Union Carbide Notes [Member]
Debt Instrument [Line Items]
Long term debt		1,560	1,080
Convertible Debt [Member] | IBT & David Humes Notes [Member]
Debt Instrument [Line Items]
Long term debt		210	114
Convertible Debt [Member] | Investor Notes [Member]
Debt Instrument [Line Items]
Long term debt		$ 526	$ 104